Loans (Details Textual)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of loan portfolio at fixed interest rate maturing in not more than one hundred and eight days	41.00%	74.00%
Annual interest rate [Member] | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	0.43%	1.20%
Annual interest rate [Member] | Maximum
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	9.70%	13.93%